SIIT U.S. Managed Volatility Fund
SIIT U.S. Managed Volatility Fund
Investment Goal
Capital appreciation with less volatility than the broad U.S. equity markets.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SIIT U.S. Managed Volatility Fund SIIT U.S. Managed Volatility Fund - Class A
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.72%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
SIIT U.S. Managed Volatility Fund | SIIT U.S. Managed Volatility Fund - Class A | USD ($)	74	230	401	894

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the U.S. Managed Volatility Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, interests in real estate investment trusts (REITs), exchange-traded funds (ETFs) and warrants. The Fund may also, to a lesser extent, invest in American Depositary Receipts (ADRs) and securities of non-U.S. companies.

The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser). The Fund seeks to achieve an absolute return of the broad U.S. equity markets, but with a lower absolute volatility. Over the long term, the Fund seeks to achieve a return similar to that of the Russell 3000 Index, but with a lower level of volatility. However, given that the Fund's investment strategy focuses on absolute return and risk, the Fund's sector and market capitalization exposures will typically vary from the index and may cause significant performance deviations relative to the index over shorter-term periods. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry.

Principal Risks

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Investment Style Risk — The risk that equity securities of U.S. companies of all capitalization ranges may underperform other segments of the equity markets or the equity markets as a whole.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

American Depositary Receipts (ADRs) Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on a full calendar year. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 13.35% (3/31/13) Worst Quarter: -11.59% (3/31/09) The Fund's total return from January 1, 2019 to June 30, 2019 was 14.26%.
Average Annual Total Returns (for the periods ended December 31, 2018)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, the Fund's returns after taxes on distributions and sale of Fund shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Returns - SIIT U.S. Managed Volatility Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
SIIT U.S. Managed Volatility Fund - Class A	Return Before Taxes	(2.21%)	8.85%	12.69%	12.69%	Dec. 31, 2008
After Taxes on Distributions | SIIT U.S. Managed Volatility Fund - Class A	Return After Taxes on Distributions	(5.64%)	5.79%	9.88%	9.88%
After Taxes on Distributions and Sale of Fund Shares | SIIT U.S. Managed Volatility Fund - Class A	Return After Taxes on Distributions and Sale of Fund Shares	0.90%	6.40%	9.78%	9.78%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	(5.24%)	7.91%	13.18%	13.18%	Dec. 31, 2008